Reserves	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Reserves
28.	Reserves

(1)	Details of reserves, net of taxes, as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Valuation gain on FVOCI	￦	173,281	633,240
Other comprehensive gain of investments in associates and joint ventures		173,477	53,770
Valuation gain on derivatives		14,463	33,918
Foreign currency translation differences for foreign operations		30,012	14,310

	￦	391,233	735,238

(2)	Changes in reserves for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	Valuation gain (loss) on financial assets at FVOCI		Other comprehensive income (loss) of investments in associates and joint ventures	Valuation gain (loss) on derivatives	Foreign currency translation differences for foreign operations	Total

Balance as of January 1, 2021	￦	438,979	(392,333)	17,615	(24,122)	40,139
Changes, net of taxes		194,261	446,103	16,303	38,432	695,099
Balance as of December 31, 2021	￦	633,240	53,770	33,918	14,310	735,238
Changes, net of taxes		(459,959)	119,707	(19,455)	15,702	(344,005)

Balance as of December 31, 2022	￦	173,281	173,477	14,463	30,012	391,233

(3)	Changes in valuation gain (loss) on financial assets at FVOCI for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022		2021
Balance as of January 1	￦	633,240	438,979
Amount recognized as other comprehensive income (loss) for the year, net of taxes		(490,959)	627,833
Amount reclassified to retained earnings, net of taxes		31,000	(12,429)
Changes from spin-off, net of taxes		—	(421,143)

Balance as of December 31	￦	173,281	633,240

(4)	Changes in valuation gain (loss) on derivatives for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022		2021
Balance as of January 1	￦	33,918	17,615
Amount recognized as other comprehensive income (loss) for the year, net of taxes		(25,630)	9,731
Amount reclassified to profit, net of taxes		6,175	6,572

Balance as of December 31	￦	14,463	33,918